Capital and Treasury Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Changes in treasury stock
Treasury Stock, Beginning Balance	$ 20,783	$ 19,780	$ 19,033
Treasury Stock, Beginning Balance, Shares	381,746,000	365,522,000	350,665,000
Employee compensation and stock option plans, Shares	(26,007,000)	(28,866,000)	(22,257,000)
Employee compensation and stock option plans related to treasury stock	(1,649)	(1,794)	(1,383)
Repurchase of common stock, Shares	39,741,000	45,090,000	37,114,000
Repurchase of common stock	2,525	2,797	2,130
Treasury Stock, Ending Balance	$ 21,659	$ 20,783	$ 19,780
Treasury Stock, Ending Balance, Shares	395,480,000	381,746,000	365,522,000